Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Registrant Name	ZAI LAB LIMITED
Entity Central Index Key	0001704292
Current Fiscal Year End Date	--12-31
Entity File Number	001-38205
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1, 4F, Pudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210